SHARE-BASED COMPENSATION - Summary of Changes in Number of Common Shares Underlying Options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	125,000	125,000
Exercised (in shares)	(125,000)	0
Outstanding, ending balance (in shares)	0	125,000	125,000
Exercisable (in shares)	0
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 11.50	$ 11.50
Exercised (in dollars per share)	11.50	0
Outstanding, ending balance (in dollars per share)	0	$ 11.50	$ 11.50
Exercisable (in dollars per share)	$ 0
Weighted-Average Remaining Contractual Term (in Years)
Outstanding	0 years	9 months 18 days	1 year 9 months 18 days
Exercisable	0 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Outstanding, beginning balance	$ 3	$ 1
Outstanding, ending balance	0	$ 3	$ 1
Exercisable	$ 0